Income Taxes (Schedule of Deferred Taxes Balance Sheet Location) (Details) (USD $) In Millions, unless otherwise specified	Sep. 26, 2014	Sep. 27, 2013
Income Tax Disclosure [Abstract]
Deferred income taxes (current asset)	$ 165.2	$ 171.1
Other non-current assets	24.1	7.5
Accrued and other current liabilities	(1.4)	(1.6)
Deferred income taxes (non-current liability)	(2,398.6)	(310.1)
Net deferred tax (liability) asset	$ (2,210.7)	$ (133.1)